Guggenheim Strategy Fund II Schedule of Investments (Unaudited)	December 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 3.9%
iShares Core U.S. Aggregate Bond ETF	129,750	$ 14,801,880
Total Exchange-Traded Funds
(Cost $15,301,205)		14,801,880
MONEY MARKET FUND† - 4.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	18,114,377	18,114,377
Dreyfus Treasury Obligations Cash Management Fund, 0.01%[1]	294,512	294,512
Total Money Market Fund
(Cost $18,408,889)		18,408,889
	Face Amount~
ASSET-BACKED SECURITIES†† - 38.4%
Collateralized Loan Obligations - 30.2%
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.53% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33[2,3]	7,750,000	7,749,989
BCC Middle Market CLO LLC
2021-1A, 1.66% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33[2,3]	7,750,000	7,731,054
Lake Shore MM CLO III LLC
2021-2A, 1.60% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31[2,3]	7,650,000	7,649,985
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 1.94% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31[2,3]	7,500,000	7,500,004
Flagship CLO VIII Ltd.
2018-8A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	5,100,000	5,099,805
BXMT Ltd.
2020-FL2, 1.32% (30 Day Average U.S. Secured Overnight Financing Rate + 1.26%, Rate Floor: 1.15%) due 02/15/38[3]	2,500,000	2,492,702
2020-FL3, 1.92% (30 Day Average U.S. Secured Overnight Financing Rate + 1.86%, Rate Floor: 1.75%) due 11/15/37[2,3]	1,750,000	1,750,202
Cerberus Loan Funding XXXIV, LP
2021-4A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33[2,3]	3,937,579	3,936,142
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[2,3]	3,500,000	3,500,681
Dryden 33 Senior Loan Fund
2020-33A, 1.12% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[2,3]	3,406,599	3,404,264
Shackleton VIII CLO Ltd.
2017-8A, 1.05% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	3,105,161	3,105,292
MidOcean Credit CLO VII
2020-7A, 1.16% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	3,000,000	2,999,964
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.44% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	3,000,000	2,987,861
CHCP Ltd.
2021-FL1, 1.22% (30 Day Average U.S. Secured Overnight Financing Rate + 1.16%, Rate Floor: 1.05%) due 02/15/38[2,3]	2,750,000	2,739,439
Palmer Square Loan Funding Ltd.
2021-2A, 1.56% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[2,3]	1,750,000	1,732,912
2018-4A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[2,3]	565,560	565,092
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	333,919	333,786

Guggenheim Strategy Fund II Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 38.4% (continued)
Collateralized Loan Obligations - 30.2% (continued)
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.42% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,500,000	$2,495,125
Marathon CLO V Ltd.
2017-5A, 1.61% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,618,482	1,617,269
2017-5A, 1.03% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	796,145	795,773
LCCM Trust
2021-FL3, 1.55% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38[2,3]	1,400,000	1,399,070
2021-FL2, 2.01% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38[2,3]	1,000,000	998,521
Denali Capital CLO XI Ltd.
2018-1A, 1.26% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	2,340,790	2,340,805
Golub Capital Partners CLO 49M Ltd.
2021-49A, 1.63% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33[2,3]	2,250,000	2,251,662
Owl Rock CLO IV Ltd.
2021-4A, 1.74% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33[2,3]	2,150,000	2,152,064
Venture XIV CLO Ltd.
2020-14A, 1.21% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	2,000,000	2,000,135
FS Rialto
2021-FL3, 1.91% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36[3]	2,000,000	1,996,789
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31[2,3]	1,900,000	1,899,998
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.73% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[2,3]	1,750,000	1,753,301
Golub Capital Partners CLO 54M, LP
2021-54A, 1.65% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33[2,3]	1,750,000	1,751,126
Cerberus Loan Funding XXXV, LP
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33[2,3]	1,750,000	1,748,420
Parliament CLO II Ltd.
2021-2A, 1.50% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32[2,3]	1,750,000	1,748,384
HERA Commercial Mortgage Ltd.
2021-FL1, 1.15% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[3]	1,750,000	1,736,393
Cerberus Loan Funding XXX, LP
2020-3A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[2,3]	1,500,000	1,507,418
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.04% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[2,3]	1,500,000	1,499,993
BRSP Ltd.
2021-FL1, 2.00% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38[2,3]	1,500,000	1,496,816
GPMT Ltd.
2019-FL2, 1.40% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3]	1,394,338	1,393,524
Woodmont Trust
2020-7A, 2.02% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[2,3]	1,250,000	1,255,572

Guggenheim Strategy Fund II Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 38.4% (continued)
Collateralized Loan Obligations - 30.2% (continued)
Wellfleet CLO Ltd.
2020-2A, 1.19% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,3]	1,250,000	$1,250,100
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.73% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[2,3]	1,250,000	1,249,876
Oaktree CLO Ltd.
2017-1A, 1.48% (3 Month USD LIBOR + 1.35%) due 10/20/27[2,3]	1,250,000	1,246,260
LoanCore Issuer Ltd.
2018-CRE1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	1,000,000	1,000,000
2018-CRE1, 1.24% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[2,3]	209,401	209,556
Shackleton CLO Ltd.
2018-6RA, 1.14% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[2,3]	1,073,970	1,074,151
Cerberus Loan Funding XXXII, LP
2021-2A, 1.74% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[2,3]	1,000,000	1,003,498
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.68% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33[2,3]	1,000,000	1,002,924
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.82% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[2,3]	1,000,000	1,002,494
Cerberus Loan Funding XXXI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[2,3]	1,000,000	1,000,863
Avery Point VI CLO Ltd.
2021-6A, 1.04% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27[2,3]	830,748	830,108
Diamond CLO Ltd.
2021-1A, 1.32% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[2,3]	785,520	785,240
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.83% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[2,3]	750,000	753,316
Cerberus Loan Funding XXVI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[2,3]	750,000	750,821
Newfleet CLO Ltd.
2018-1A, 1.08% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	536,440	536,163
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.20% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[2,3]	350,000	349,075
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.77% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[2,3]	300,000	300,046
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.02% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,3]	249,770	249,754
Wind River CLO Ltd.
2017-2A, 0.99% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	49,074	49,071
Total Collateralized Loan Obligations		115,760,648
Financial - 2.9%
Station Place Securitization Trust
2021-9, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22†††,2,3	6,400,000	6,400,000
2021-15, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22†††,2,3	3,600,000	3,600,000

Guggenheim Strategy Fund II Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 38.4% (continued)
Financial - 2.9% (continued)
Madison Avenue Secured Funding Trust Series
2021-1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23[2,3]	950,000	$950,000
Total Financial		10,950,000
Transport-Container - 1.4%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,808,750	2,749,863
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,375,321	1,342,906
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	793,333	771,251
2020-1A, 2.73% due 08/21/45[2]	431,325	432,346
Total Transport-Container		5,296,366
Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,433,877	3,401,336
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[2]	964,505	950,127
Total Net Lease		4,351,463
Transport-Aircraft - 1.1%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	1,774,608	1,738,190
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,579,741	1,508,291
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	821,948	798,030
Total Transport-Aircraft		4,044,511
Infrastructure - 0.9%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	3,300,000	3,389,721
Whole Business - 0.8%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	1,881,000	1,901,729
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	1,250,000	1,225,327
Total Whole Business		3,127,056
Total Asset-Backed Securities
(Cost $147,215,333)		146,919,765
CORPORATE BONDS†† - 25.2%
Financial - 7.1%
Charles Schwab Corp.
0.55% (U.S. Secured Overnight Financing Rate + 0.50%) due 03/18/24[3]	3,550,000	$3,562,141
JPMorgan Chase & Co.
0.70% due 03/16/24[4]	3,550,000	3,541,327
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[2]	3,550,000	3,515,884
F&G Global Funding
0.90% due 09/20/24[2]	3,450,000	3,398,711
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,450,000	2,557,553
Credit Suisse AG NY
0.44% (U.S. Secured Overnight Financing Rate Compounded Index + 0.39%) due 02/02/24[3]	2,200,000	2,194,024
Macquarie Group Ltd.
1.20% due 10/14/25[2,4]	1,850,000	1,833,746
Equinix, Inc.
1.45% due 05/15/26	1,850,000	1,813,285
CIT Group, Inc.
3.93% due 06/19/24[4]	1,650,000	1,703,498
Standard Chartered plc
1.32% due 10/14/23[2,4]	900,000	900,735
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	893,250
GA Global Funding Trust
1.63% due 01/15/26[2]	600,000	595,045
Brighthouse Financial Global Funding
0.81% (U.S. Secured Overnight Financing Rate + 0.76%) due 04/12/24[2,3]	350,000	351,680
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	250,000	266,275
Total Financial		27,127,154
Industrial - 4.6%
Boeing Co.
1.95% due 02/01/24	3,300,000	3,337,447
1.43% due 02/04/24	1,850,000	1,847,175
Ryder System, Inc.
3.35% due 09/01/25	2,500,000	2,641,306
Graphic Packaging International LLC
0.82% due 04/15/24[2]	2,550,000	2,509,464
Teledyne Technologies, Inc.
0.65% due 04/01/23	1,750,000	1,740,794
CNH Industrial Capital LLC
1.95% due 07/02/23	1,620,000	1,641,078
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	926,782
TD SYNNEX Corp.
1.25% due 08/09/24[2]	900,000	889,796
Vontier Corp.
1.80% due 04/01/26[2]	850,000	836,485

Guggenheim Strategy Fund II Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 25.2% (continued)
Industrial - 4.6% (continued)
Berry Global, Inc.
0.95% due 02/15/24	800,000	$792,800
Jabil, Inc.
1.70% due 04/15/26	250,000	249,317
Weir Group plc
2.20% due 05/13/26[2]	200,000	197,208
Total Industrial		17,609,652
Consumer, Non-cyclical - 4.0%
AmerisourceBergen Corp.
0.74% due 03/15/23	3,550,000	3,540,710
Illumina, Inc.
0.55% due 03/23/23	3,550,000	3,531,803
Triton Container International Ltd.
0.80% due 08/01/23[2]	1,050,000	1,039,647
2.05% due 04/15/26[2]	900,000	892,931
1.15% due 06/07/24[2]	800,000	788,592
Global Payments, Inc.
1.50% due 11/15/24	1,900,000	1,900,265
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,800,000	1,801,439
Stryker Corp.
3.38% due 05/15/24	650,000	682,122
CVS Health Corp.
4.00% due 12/05/23	650,000	680,522
Spectrum Brands, Inc.
5.75% due 07/15/25	350,000	357,438
Block, Inc.
2.75% due 06/01/26[2]	150,000	150,179
Total Consumer, Non-cyclical		15,365,648
Utilities - 3.5%
CenterPoint Energy Resources Corp.
0.67% (3 Month USD LIBOR + 0.50%) due 03/02/23[3]	3,800,000	3,791,149
NextEra Energy Capital Holdings, Inc.
0.59% (U.S. Secured Overnight Financing Rate Compounded Index + 0.54%) due 03/01/23[3]	3,550,000	3,555,365
Atmos Energy Corp.
0.63% due 03/09/23	1,800,000	1,793,094
ONE Gas, Inc.
1.10% due 03/11/24	1,800,000	1,790,193
Alexander Funding Trust
1.84% due 11/15/23[2]	1,750,000	1,755,942
OGE Energy Corp.
0.70% due 05/26/23	650,000	647,003
Total Utilities		13,332,746
Technology - 2.7%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	3,550,000	3,494,607
HCL America, Inc.
1.38% due 03/10/26[2]	2,800,000	2,724,885
Microchip Technology, Inc.
2.67% due 09/01/23	1,940,000	1,981,312
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,485,677
Infor, Inc.
1.45% due 07/15/23[2]	780,000	782,365
Total Technology		10,468,846
Communications - 1.7%
eBay, Inc.
1.40% due 05/10/26	1,850,000	1,821,579
Netflix, Inc.
5.50% due 02/15/22	1,250,000	1,256,875
T-Mobile USA, Inc.
2.63% due 04/15/26	650,000	653,250
2.25% due 02/15/26	250,000	250,625
ViacomCBS, Inc.
4.75% due 05/15/25	810,000	888,311
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	850,000	863,328
Level 3 Financing, Inc.
5.38% due 05/01/25	750,000	766,324
Total Communications		6,500,292
Energy - 0.9%
Phillips 66
0.90% due 02/15/24	1,700,000	1,687,381
Valero Energy Corp.
1.20% due 03/15/24	1,650,000	1,640,344
Total Energy		3,327,725
Basic Materials - 0.4%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	850,000	879,839
Carpenter Technology Corp.
4.45% due 03/01/23	700,000	717,320
Total Basic Materials		1,597,159
Consumer, Cyclical - 0.3%
Hyatt Hotels Corp.
1.80% due 10/01/24	1,200,000	1,201,069
Total Corporate Bonds
(Cost $96,960,313)		96,530,291
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4%
Residential Mortgage-Backed Securities - 16.6%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[2,3]	2,918,295	2,893,789
2020-RPL5, 3.02% (WAC) due 08/25/60[2,3]	1,384,566	1,392,151
2020-NQM1, 1.21% due 05/25/65[2,5]	1,339,216	1,335,543
2021-RPL7, 1.93% (WAC) due 07/27/61[2,3]	966,743	956,320
2021-RPL4, 1.80% (WAC) due 12/27/60[2,3]	685,573	685,452
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,5]	1,938,618	1,930,176

Guggenheim Strategy Fund II Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4% (continued)
Residential Mortgage-Backed Securities - 16.6% (continued)
2021-6, 1.89% (WAC) due 10/25/66[2,3]	962,729	$955,551
2019-4, 2.85% due 11/25/59[2,5]	736,788	743,798
2020-1, 2.42% due 01/25/60[2,5]	624,100	625,578
2019-4, 2.64% due 11/25/59[2,5]	443,670	447,942
2021-3, 1.44% (WAC) due 06/25/66[2,3]	367,174	362,732
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,5]	1,663,286	1,647,695
2021-GS4, 1.65% due 11/25/60[2,5]	1,401,027	1,383,956
2021-GS2, 1.75% due 04/25/61[2,5]	682,603	676,653
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,550,000	2,548,147
2020-T3, 1.32% due 10/15/52[2]	1,050,000	1,049,490
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,5]	1,981,969	1,956,187
2021-HE1, 0.90% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[2,3]	631,040	630,624
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	407,480	406,894
2021-HE2, 0.90% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 11/25/69[2,3]	316,084	315,888
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	1,397,307	1,433,069
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	1,328,758	1,377,833
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	2,800,000	2,799,495
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,5]	2,818,498	2,786,063
PRPM LLC
2021-5, 1.79% due 06/25/26[2,5]	1,636,645	1,620,828
2021-8, 1.74% (WAC) due 09/25/26[2,3]	822,610	812,636
Soundview Home Loan Trust
2006-OPT5, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	2,164,986	2,133,180
2006-1, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[3]	182,633	182,628
Home Equity Loan Trust
2007-FRE1, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	2,331,089	2,258,442
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,052,584	1,074,722
2017-5, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	803,317	802,900
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.73% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	1,813,525	1,807,784
NovaStar Mortgage Funding Trust Series
2007-2, 0.30% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	1,755,254	1,727,067
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.67% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[3]	1,619,016	1,618,740
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,5]	1,618,356	1,603,436
FKRT
2.21% due 11/30/58†††,6	1,550,000	1,537,445
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[3,6]	908,374	931,719
2019-RM3, 2.80% (WAC) due 06/25/69[3,6]	303,742	304,994
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31[2,3]	1,177,977	1,175,852

Guggenheim Strategy Fund II Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4% (continued)
Residential Mortgage-Backed Securities - 16.6% (continued)
Countrywide Asset-Backed Certificates
2006-6, 0.44% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[3]	1,146,302	$1,143,413
LSTAR Securities Investment Ltd.
2021-1, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[3,6]	538,461	540,000
2021-2, 1.80% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[3,6]	506,012	507,485
Banc of America Funding Trust
2015-R2, 0.36% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,044,907	1,029,026
New Residential Advance Receivables Trust
2020-APT1, 1.04% due 12/16/52[2]	1,000,000	1,000,055
ZH Trust
2021-2, 2.35% due 10/17/27[2]	500,000	496,144
2021-1, 2.25% due 02/18/27[2]	500,000	492,360
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60[2,3]	919,955	923,698
Alternative Loan Trust
2007-OA7, 0.38% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47[3]	884,301	845,261
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36[3]	775,290	765,481
HarborView Mortgage Loan Trust
2006-14, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	747,076	706,323
CIT Mortgage Loan Trust
2007-1, 1.45% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	535,180	537,495
2007-1, 1.55% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	146,085	146,520
Morgan Stanley Home Equity Loan Trust
2006-2, 0.66% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36[3]	563,866	561,536
CSMC Series
2014-2R, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	540,818	535,667
Citigroup Mortgage Loan Trust
2007-WFH2, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37[3]	285,799	285,527
2019-IMC1, 2.72% (WAC) due 07/25/49[2,3]	202,088	202,684
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.75% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[3]	472,792	472,555
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	389,009	390,239
Nationstar Home Equity Loan Trust
2007-B, 0.32% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	378,386	377,225
Structured Asset Investment Loan Trust
2005-2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[3]	229,664	228,393
2005-1, 0.82% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[2,3]	55,983	55,997
FBR Securitization Trust
2005-2, 0.85% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[3]	243,817	243,820

Guggenheim Strategy Fund II Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.4% (continued)
Residential Mortgage-Backed Securities - 16.6% (continued)
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	179,059	$179,001
Total Residential Mortgage-Backed Securities		63,599,304
Commercial Mortgage Backed Securities - 3.8%
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 1.65% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38[2,3]	3,900,000	3,880,407
BX Commercial Mortgage Trust
2021-VOLT, 1.76% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36[2,3]	3,750,000	3,716,880
Citigroup Commercial Mortgage Trust
2018-C6, 0.78% (WAC) due 11/10/51[3,7]	48,606,607	2,275,100
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.60% (WAC) due 06/15/51[3,7]	46,784,607	1,238,159
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62[3,7]	24,801,408	1,087,720
Life Mortgage Trust
2021-BMR, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38[2,3]	950,000	940,463
Motel Trust
2021-MTL6, 1.31% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 09/15/38[2,3]	500,000	499,849
BXHPP Trust
2021-FILM, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36[2,3]	500,000	494,029
KKR Industrial Portfolio Trust
2021-KDIP, 1.11% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[2,3]	225,000	222,885
Total Commercial Mortgage Backed Securities		14,355,492
Total Collateralized Mortgage Obligations
(Cost $77,790,849)		77,954,796
FOREIGN GOVERNMENT DEBT†† - 3.8%
State of Israel
0.75% due 07/31/22	ILS 16,830,000	5,452,142
5.50% due 01/31/22	ILS 16,530,000	5,348,999
Czech Republic
0.10% due 04/17/22	CZK 78,600,000	3,551,731
Total Foreign Government Debt
(Cost $13,877,249)		14,352,872
SENIOR FLOATING RATE INTERESTS††,3 - 3.3%
Industrial - 1.3%
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	1,750,000	1,848,437
Berry Global, Inc.
1.86% (2 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	1,563,807	1,552,469
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	850,000	895,160
Filtration Group Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	445,202	440,888
Standard Industries, Inc.
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	288,113	288,234
Total Industrial		5,025,188
Technology - 0.7%
Emerald TopCo, Inc. (Press Ganey)
3.63% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	942,766	937,760
Dun & Bradstreet
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	875,897	871,833
Boxer Parent Co., Inc.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	544,562	540,751
Sabre GLBL, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	247,423	241,361
MACOM Technology Solutions Holdings, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	135,980	135,198
Total Technology		2,726,903
Consumer, Cyclical - 0.5%
Stars Group (Amaya)
2.47% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	997,500	993,280

Guggenheim Strategy Fund II Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 3.3% (continued)
Consumer, Cyclical - 0.5% (continued)
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	786,469	$781,160
Total Consumer, Cyclical		1,774,440
Financial - 0.4%
USI, Inc.
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	394,845	391,533
Nexus Buyer LLC
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	347,342	345,417
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	346,410	343,164
HUB International Ltd.
2.87% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	296,931	293,288
Total Financial		1,373,402
Communications - 0.2%
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	843,394	838,544
Consumer, Non-cyclical - 0.2%
Icon Luxembourg SARL
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	816,154	815,812
Energy - 0.0%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	195,510	194,337
Total Senior Floating Rate Interests
(Cost $12,759,205)		12,748,626
Total Investments - 99.8%
(Cost $382,313,043)		$ 381,717,119
Other Assets & Liabilities, net - 0.2%		901,785
Total Net Assets - 100.0%		$ 382,618,904

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.87%	Quarterly	08/25/26	$14,000,000	$295,114	$337	$294,777
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.94%	Quarterly	10/26/24	30,000,000	152,846	352	152,494
								$447,960	$689	$447,271

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.86% (1 Month USD LIBOR + 0.76%)	At Maturity	01/13/22	37,800	$4,312,224	$47,250
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.86% (1 Month USD LIBOR + 0.76%)	At Maturity	01/12/22	37,800	4,312,224	47,250
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.85% (1 Month USD LIBOR + 0.75%)	At Maturity	01/11/22	21,931	2,501,888	20,396

Guggenheim Strategy Fund II Schedule of Investments (Unaudited)	December 31, 2021

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.64% (1 Month USD LIBOR + 0.55%)	At Maturity	01/12/22	32,219	$3,675,544	$1,611

							$14,801,880	$116,507

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Buy	3,587,000	995,283 USD	01/31/22	$162,709
UBS AG	CZK	Sell	11,790	538 USD	01/06/22	(1)
Barclays Bank plc	CZK	Sell	78,678,600	3,559,833 USD	04/19/22	(6,558)
Bank of America, N.A.	ILS	Sell	316,500	93,833 USD	01/31/22	(8,343)
Goldman Sachs International	ILS	Sell	3,270,500	968,615 USD	01/31/22	(87,201)
UBS AG	ILS	Sell	6,619,410	2,052,791 USD	08/01/22	(97,561)
Goldman Sachs International	ILS	Sell	10,337,160	3,204,626 USD	08/01/22	(153,458)
Barclays Bank plc	ILS	Sell	17,439,150	5,374,714 USD	01/31/22	(255,170)
						$(445,583)

Guggenheim Strategy Fund II Schedule of Investments (Unaudited)	December 31, 2021

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of December 31, 2021.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $221,389,525 (cost $222,106,626), or 57.9% of total net assets.
3	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
4	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
5	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2021. See table below for additional step information for each security.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,821,643 (cost $3,804,879), or 1.0% of total net assets — See Note 6.
7	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$ 14,801,880	$ —	$ —	$ 14,801,880
Money Market Fund	18,408,889	—	—	18,408,889
Asset-Backed Securities	—	136,919,765	10,000,000	146,919,765
Corporate Bonds	—	96,530,291	—	96,530,291
Collateralized Mortgage Obligations	—	76,417,351	1,537,445	77,954,796
Foreign Government Debt	—	14,352,872	—	14,352,872
Senior Floating Rate Interests	—	12,748,626	—	12,748,626
Interest Rate Swap Agreements**	—	447,271	—	447,271
Forward Foreign Currency Exchange Contracts**	—	162,709	—	162,709
Fixed Income Index Swap Agreements**	—	116,507	—	116,507
Total Assets	$ 33,210,769	$ 337,695,392	$ 11,537,445	$ 382,443,606

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$ —	$ 608,292	$ —	$ 608,292

** This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Strategy Fund II Schedule of Investments (Unaudited)	December 31, 2021

Category	Ending Balance at December 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 10,000,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	1,537,445	Model Price	Market Comparable Yields	2.6%	—
Total Assets	$ 11,537,445

Significant changes in a quote or market comparable yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2021, the Fund had securities with a total value of $5,137,445 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2021:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$7,200,000	$1,690,874	$8,890,874
Purchases/(Receipts)	—	—	—
(Sales, maturities and paydowns)/Fundings	(800,000)	(1,690,874)	(2,490,874)
Amortization of premiums/discounts	—	(4)	(4)
Total realized gains (losses) included in earnings	—	(791)	(791)
Total change in unrealized appreciation (depreciation) included in earnings	—	795	795
Transfers into Level 3	3,600,000	1,537,445	5,137,445
Ending Balance	$10,000,000	$1,537,445	$11,537,445
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2021	$—	$—	$—

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 4.4%
iShares Core U.S. Aggregate Bond ETF	142,678	$ 16,276,706
Total Exchange-Traded Funds
(Cost $16,652,165)		16,276,706
MONEY MARKET FUND† - 4.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	15,643,502	15,643,502
Dreyfus Treasury Obligations Cash Management Fund, 0.01%[1]	227,431	227,431
Total Money Market Fund
(Cost $15,870,933)		15,870,933
	Face Amount~
ASSET-BACKED SECURITIES†† - 36.3%
Collateralized Loan Obligations - 28.2%
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.53% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33[2,3]	7,250,000	7,249,990
BCC Middle Market CLO LLC
2021-1A, 1.66% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33[2,3]	7,250,000	7,232,276
Lake Shore MM CLO III LLC
2021-2A, 1.60% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31[2,3]	7,050,000	7,049,987
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 1.94% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31[2,3]	7,000,000	7,000,004
Flagship CLO VIII Ltd.
2018-8A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	4,200,000	4,199,840
Cerberus Loan Funding XXXIV, LP
2021-4A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33[2,3]	4,144,820	4,143,307
BXMT Ltd.
2020-FL2, 1.32% (30 Day Average U.S. Secured Overnight Financing Rate + 1.26%, Rate Floor: 1.15%) due 02/15/38[3]	2,250,000	2,243,432
2020-FL3, 1.92% (30 Day Average U.S. Secured Overnight Financing Rate + 1.86%, Rate Floor: 1.75%) due 11/15/37[2,3]	1,250,000	1,250,144
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[2,3]	3,000,000	3,000,584
Parliament CLO II Ltd.
2021-2A, 1.50% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32[2,3]	3,000,000	2,997,229
BRSP Ltd.
2021-FL1, 2.00% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38[2,3]	2,750,000	2,744,162
Dryden 33 Senior Loan Fund
2020-33A, 1.12% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[2,3]	2,676,613	2,674,779
MidOcean Credit CLO VII
2020-7A, 1.16% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	2,500,000	2,499,970
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.44% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	2,500,000	2,489,884
LCCM Trust
2021-FL3, 1.55% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38[2,3]	1,300,000	1,299,137
2021-FL2, 2.01% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38[2,3]	1,000,000	998,521
Golub Capital Partners CLO 49M Ltd.
2021-49A, 1.63% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33[2,3]	2,250,000	2,251,662
Shackleton VIII CLO Ltd.
2017-8A, 1.05% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	2,070,107	2,070,195

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.3% (continued)
Collateralized Loan Obligations - 28.2% (continued)
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.42% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,000,000	$1,996,100
CHCP Ltd.
2021-FL1, 1.22% (30 Day Average U.S. Secured Overnight Financing Rate + 1.16%, Rate Floor: 1.05%) due 02/15/38[2,3]	2,000,000	1,992,319
Denali Capital CLO XI Ltd.
2018-1A, 1.26% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	1,989,672	1,989,684
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31[2,3]	1,800,000	1,799,998
Golub Capital Partners CLO 54M, LP
2021-54A, 1.65% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33[2,3]	1,750,000	1,751,126
Venture XIV CLO Ltd.
2020-14A, 1.21% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	1,750,000	1,750,118
Cerberus Loan Funding XXXV, LP
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33[2,3]	1,750,000	1,748,420
Palmer Square Loan Funding Ltd.
2021-2A, 1.56% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[2,3]	1,250,000	1,237,795
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	333,919	333,786
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.73% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[2,3]	1,500,000	1,502,829
Owl Rock CLO IV Ltd.
2021-4A, 1.74% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33[2,3]	1,500,000	1,501,440
Marathon CLO V Ltd.
2017-5A, 1.61% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	688,716	688,200
2017-5A, 1.03% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	677,845	677,528
GPMT Ltd.
2019-FL2, 1.40% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3]	1,278,143	1,277,397
Cerberus Loan Funding XXX, LP
2020-3A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[2,3]	1,250,000	1,256,181
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.04% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[2,3]	1,250,000	1,249,994
HERA Commercial Mortgage Ltd.
2021-FL1, 1.15% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[3]	1,250,000	1,240,281
LoanCore Issuer Ltd.
2018-CRE1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	1,000,000	1,000,000
2018-CRE1, 1.24% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[2,3]	209,401	209,556
Shackleton CLO Ltd.
2018-6RA, 1.14% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[2,3]	1,073,970	1,074,151
Woodmont Trust
2020-7A, 2.02% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[2,3]	1,000,000	1,004,458

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.3% (continued)
Collateralized Loan Obligations - 28.2% (continued)
Cerberus Loan Funding XXXII, LP
2021-2A, 1.74% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[2,3]	1,000,000	$1,003,498
Cerberus Loan Funding XXXI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[2,3]	1,000,000	1,000,863
Wellfleet CLO Ltd.
2020-2A, 1.19% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,3]	1,000,000	1,000,080
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.73% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[2,3]	1,000,000	999,901
Voya CLO Ltd.
2020-1A, 1.18% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31[2,3]	1,000,000	997,488
Greystone Commercial Real Estate Notes
2021-FL3, 1.76% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 07/15/39[2,3]	1,000,000	993,627
BDS
2021-FL8, 1.65% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/18/36[2,3]	1,000,000	992,006
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.40% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[2,3]	989,329	982,113
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.83% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[2,3]	750,000	753,316
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.68% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33[2,3]	750,000	752,193
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.82% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[2,3]	750,000	751,870
Cerberus Loan Funding XXVI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[2,3]	750,000	750,821
Avery Point VI CLO Ltd.
2021-6A, 1.04% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27[2,3]	641,942	641,447
Diamond CLO Ltd.
2021-1A, 1.32% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[2,3]	604,246	604,031
Newfleet CLO Ltd.
2018-1A, 1.08% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	536,440	536,163
Oaktree CLO Ltd.
2017-1A, 1.00% (3 Month USD LIBOR + 0.87%) due 10/20/27[2,3]	531,330	531,079
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.20% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[2,3]	300,000	299,207
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.77% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[2,3]	250,000	250,039
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.02% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,3]	205,367	205,353
BSPRT Issuer Ltd.
2018-FL4, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[3]	90,281	90,281

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.3% (continued)
Collateralized Loan Obligations - 28.2% (continued)
Wind River CLO Ltd.
2017-2A, 0.99% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	44,985	$44,981
Total Collateralized Loan Obligations		104,856,821
Financial - 2.2%
Station Place Securitization Trust
2021-9, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22†††,2,3	5,700,000	5,700,000
2021-15, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22†††,2,3	1,750,000	1,750,000
Madison Avenue Secured Funding Trust Series
2021-1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23[2,3]	900,000	900,000
Total Financial		8,350,000
Whole Business - 1.3%
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,212,500	1,275,238
2018-1A, 4.12% due 07/25/48[2]	485,000	495,721
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	1,485,000	1,501,365
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	1,250,000	1,225,328
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	447,750	447,058
Total Whole Business		4,944,710
Net Lease - 1.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,698,046	2,672,479
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	1,000,000	980,511
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[2]	723,379	712,595
Total Net Lease		4,365,585
Transport-Container - 1.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,106,563	2,062,397
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	653,333	635,148
2020-1A, 2.73% due 08/21/45[2]	388,192	389,111
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	916,881	895,271
Total Transport-Container		3,981,927
Transport-Aircraft - 1.0%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	1,478,840	1,448,492
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,391,676	1,328,732
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	821,948	798,029
Raspro Trust
2005-1A, 1.06% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24[2,3]	251,293	250,989
Total Transport-Aircraft		3,826,242
Infrastructure - 0.7%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	2,600,000	2,670,690
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[2]	2,250,000	2,250,135
Total Asset-Backed Securities
(Cost $135,568,726)		135,246,110
CORPORATE BONDS†† - 25.1%
Financial - 8.2%
Athene Global Funding
0.61% (U.S. Secured Overnight Financing Rate + 0.56%) due 08/19/24[2,3]	3,850,000	3,848,938
F&G Global Funding
0.90% due 09/20/24[2]	3,250,000	3,201,685

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 25.1% (continued)
Financial - 8.2% (continued)
Swedbank AB
0.85% due 03/18/24[2]	3,000,000	$2,979,660
JPMorgan Chase & Co.
0.70% due 03/16/24[4]	2,750,000	2,743,282
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[2]	2,750,000	2,723,572
Bank of America Corp.
0.73% (U.S. Secured Overnight Financing Rate + 0.69%) due 04/22/25[3]	2,100,000	2,107,321
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,000,000	2,087,799
Credit Suisse AG NY
0.44% (U.S. Secured Overnight Financing Rate Compounded Index + 0.39%) due 02/02/24[3]	1,750,000	1,745,246
Macquarie Group Ltd.
1.20% due 10/14/25[2,4]	1,700,000	1,685,064
Equinix, Inc.
1.45% due 05/15/26	1,500,000	1,470,231
CIT Group, Inc.
3.93% due 06/19/24[4]	1,350,000	1,393,771
Morgan Stanley
0.73% due 04/05/24[4]	1,350,000	1,345,813
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	843,625
Standard Chartered plc
1.32% due 10/14/23[2,4]	750,000	750,612
GA Global Funding Trust
1.63% due 01/15/26[2]	450,000	446,284
Brighthouse Financial Global Funding
0.81% (U.S. Secured Overnight Financing Rate + 0.76%) due 04/12/24[2,3]	300,000	301,440
Iron Mountain, Inc.
5.00% due 07/15/28[2]	275,000	282,562
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	200,000	213,020
Nordea Bank Abp
1.12% (3 Month USD LIBOR + 0.94%) due 08/30/23[2,3]	200,000	202,126
Total Financial		30,372,051
Industrial - 4.2%
Boeing Co.
1.95% due 02/01/24	3,050,000	3,084,610
1.43% due 02/04/24	950,000	948,549
Ryder System, Inc.
3.35% due 09/01/25	1,700,000	1,796,088
3.75% due 06/09/23	700,000	725,938
Graphic Packaging International LLC
0.82% due 04/15/24[2]	1,950,000	1,919,002
CNH Industrial Capital LLC
1.95% due 07/02/23	1,350,000	1,367,564
Teledyne Technologies, Inc.
0.65% due 04/01/23	1,350,000	1,342,899
Berry Global, Inc.
0.95% due 02/15/24	1,200,000	1,189,200
Siemens Financieringsmaatschappij N.V.
0.65% due 03/11/24[2]	850,000	843,016
TD SYNNEX Corp.
1.25% due 08/09/24[2]	850,000	840,364
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	731,670
Vontier Corp.
1.80% due 04/01/26[2]	650,000	639,665
Jabil, Inc.
1.70% due 04/15/26	200,000	199,453
Weir Group plc
2.20% due 05/13/26[2]	200,000	197,208
Total Industrial		15,825,226
Consumer, Non-cyclical - 3.6%
AmerisourceBergen Corp.
0.74% due 03/15/23	2,750,000	2,742,804
Illumina, Inc.
0.55% due 03/23/23	2,750,000	2,735,904
Triton Container International Ltd.
0.80% due 08/01/23[2]	1,050,000	1,039,647
2.05% due 04/15/26[2]	700,000	694,502
1.15% due 06/07/24[2]	700,000	690,018
Global Payments, Inc.
1.50% due 11/15/24	1,800,000	1,800,251
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,350,000	1,351,080
Stryker Corp.
3.38% due 05/15/24	500,000	524,709
CVS Health Corp.
4.00% due 12/05/23	500,000	523,478
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[2]	501,000	513,525
Bunge Limited Finance Corp.
3.00% due 09/25/22	400,000	406,292
Spectrum Brands, Inc.
5.75% due 07/15/25	300,000	306,375
Block, Inc.
2.75% due 06/01/26[2]	100,000	100,119
Total Consumer, Non-cyclical		13,428,704
Utilities - 2.8%
CenterPoint Energy Resources Corp.
0.67% (3 Month USD LIBOR + 0.50%) due 03/02/23[3]	2,900,000	2,893,245
NextEra Energy Capital Holdings, Inc.
0.59% (U.S. Secured Overnight Financing Rate Compounded Index + 0.54%) due 03/01/23[3]	2,750,000	2,754,156

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 25.1% (continued)
Utilities - 2.8% (continued)
Atmos Energy Corp.
0.63% due 03/09/23	1,400,000	$1,394,628
ONE Gas, Inc.
1.10% due 03/11/24	1,400,000	1,392,373
Alexander Funding Trust
1.84% due 11/15/23[2]	1,350,000	1,354,584
OGE Energy Corp.
0.70% due 05/26/23	550,000	547,464
Total Utilities		10,336,450
Technology - 2.6%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	2,750,000	2,707,090
HCL America, Inc.
1.38% due 03/10/26[2]	2,200,000	2,140,981
Microchip Technology, Inc.
2.67% due 09/01/23	1,820,000	1,858,756
Infor, Inc.
1.45% due 07/15/23[2]	1,470,000	1,474,457
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,383,217
Total Technology		9,564,501
Communications - 2.2%
NTT Finance Corp.
0.58% due 03/01/24[2]	2,750,000	2,718,090
eBay, Inc.
1.40% due 05/10/26	1,500,000	1,476,956
Netflix, Inc.
5.50% due 02/15/22	1,000,000	1,005,500
ViacomCBS, Inc.
4.75% due 05/15/25	740,000	811,544
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	700,000	710,976
T-Mobile USA, Inc.
2.63% due 04/15/26	500,000	502,500
2.25% due 02/15/26	200,000	200,500
Level 3 Financing, Inc.
5.38% due 05/01/25	600,000	613,059
Total Communications		8,039,125
Energy - 0.7%
Valero Energy Corp.
1.20% due 03/15/24	1,350,000	1,342,100
Phillips 66
0.90% due 02/15/24	1,350,000	1,339,979
Occidental Petroleum Corp.
2.70% due 02/15/23	97,000	98,249
Total Energy		2,780,328
Basic Materials - 0.5%
Alcoa Nederland Holding BV
5.50% due 12/15/27[2]	700,000	749,000
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	650,000	672,818
Carpenter Technology Corp.
4.45% due 03/01/23	550,000	563,609
Total Basic Materials		1,985,427
Consumer, Cyclical - 0.3%
Hyatt Hotels Corp.
1.80% due 10/01/24	1,150,000	1,151,024
Total Corporate Bonds
(Cost $93,873,114)		93,482,836
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.5%
Residential Mortgage-Backed Securities - 17.5%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[2,3]	2,292,946	2,273,691
2020-NQM1, 1.21% due 05/25/65[2,5]	1,099,356	1,096,341
2020-RPL5, 3.02% (WAC) due 08/25/60[2,3]	988,976	994,393
2021-RPL7, 1.93% (WAC) due 07/27/61[2,3]	966,743	956,320
2021-RPL4, 1.80% (WAC) due 12/27/60[2,3]	685,573	685,452
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,5]	1,534,739	1,528,056
2021-6, 1.89% (WAC) due 10/25/66[2,3]	962,729	955,551
2021-5, 1.37% (WAC) due 09/25/66[2,3]	955,152	939,771
2019-4, 2.85% due 11/25/59[2,5]	736,788	743,798
2020-1, 2.42% due 01/25/60[2,5]	520,083	521,315
2021-4, 1.35% (WAC) due 07/25/66[2,3]	449,449	440,598
2019-4, 2.64% due 11/25/59[2,5]	394,373	398,171
2021-3, 1.44% (WAC) due 06/25/66[2,3]	285,580	282,125
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,5]	3,083,064	3,042,958
2021-HE1, 0.90% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[2,3]	490,809	490,486
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	333,393	332,913
2021-HE2, 0.90% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 11/25/69[2,3]	276,573	276,402
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,5]	1,401,027	1,383,956

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.5% (continued)
Residential Mortgage-Backed Securities - 17.5% (continued)
2021-GS3, 1.75% due 07/25/61[2,5]	1,339,869	$1,327,310
2021-GS2, 1.75% due 04/25/61[2,5]	546,083	541,323
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,5]	3,288,247	3,250,407
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,150,000	2,148,438
2020-T3, 1.32% due 10/15/52[2]	900,000	899,563
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	1,176,680	1,206,795
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	1,117,364	1,158,632
2017-5A, 1.60% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[2,3]	408,610	413,503
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	2,650,000	2,649,522
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	875,416	893,828
2017-6, 2.75% (WAC) due 10/25/57[2,3]	716,250	725,085
2017-5, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	675,806	675,455
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 0.28% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36[3]	2,263,982	2,231,056
PRPM LLC
2021-5, 1.79% due 06/25/26[2,5]	1,402,838	1,389,281
2021-8, 1.74% (WAC) due 09/25/26[2,3]	776,910	767,490
Home Equity Loan Trust
2007-FRE1, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	1,967,467	1,906,152
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66[2,3]	1,643,071	1,627,667
Soundview Home Loan Trust
2006-OPT5, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	1,444,351	1,423,132
2006-1, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[3]	193,316	193,311
FKRT
2.21% due 11/30/58†††,6	1,450,000	1,438,255
NovaStar Mortgage Funding Trust Series
2007-2, 0.30% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	1,430,207	1,407,240
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[3]	1,407,900	1,406,697
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,5]	1,340,924	1,328,561
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.67% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[3]	1,311,961	1,311,737
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[3,6]	908,374	931,719
2019-RM3, 2.80% (WAC) due 06/25/69[3,6]	303,742	304,994
HarborView Mortgage Loan Trust
2006-14, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,232,675	1,165,432
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.73% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	1,156,122	1,152,462
ZH Trust
2021-2, 2.35% due 10/17/27[2]	500,000	496,143

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.5% (continued)
Residential Mortgage-Backed Securities - 17.5% (continued)
2021-1, 2.25% due 02/18/27[2]	500,000	$492,360
Encore Credit Receivables Trust
2005-2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35[3]	952,817	947,013
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31[2,3]	911,982	910,337
LSTAR Securities Investment Ltd.
2021-1, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[3,6]	538,461	540,000
2021-2, 1.80% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[3,6]	350,316	351,336
Banc of America Funding Trust
2015-R2, 0.36% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	881,640	868,241
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60[2,3]	817,737	821,065
Nationstar Home Equity Loan Trust
2007-B, 0.32% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	768,414	766,058
New Residential Advance Receivables Trust
2020-APT1, 1.04% due 12/16/52[2]	750,000	750,041
Alternative Loan Trust
2007-OA7, 0.38% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47[3]	736,917	704,384
Countrywide Asset-Backed Certificates
2006-6, 0.44% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[3]	695,969	694,215
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 1.05% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35[3]	484,781	486,475
Morgan Stanley Home Equity Loan Trust
2006-2, 0.66% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36[3]	473,648	471,690
CIT Mortgage Loan Trust
2007-1, 1.45% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	335,911	337,364
2007-1, 1.55% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	77,018	77,247
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.75% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[3]	405,250	405,047
CSMC Series
2014-2R, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	392,529	388,791
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	324,174	325,199
Citigroup Mortgage Loan Trust
2007-WFH2, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37[3]	285,799	285,527
FBR Securitization Trust
2005-2, 0.85% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[3]	243,817	243,820
Structured Asset Investment Loan Trust
2005-2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[3]	133,970	133,229

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 20.5% (continued)
Residential Mortgage-Backed Securities - 17.5% (continued)
2005-1, 0.82% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[2,3]	31,724	$31,732
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	146,503	146,455
Total Residential Mortgage-Backed Securities		64,891,113
Commercial Mortgage Backed Securities - 3.0%
BX Commercial Mortgage Trust
2021-VOLT, 1.76% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36[2,3]	3,500,000	3,469,088
Morgan Stanley Capital I Trust
2018-H3, 0.82% (WAC) due 07/15/51[3,7]	52,091,397	2,183,416
Citigroup Commercial Mortgage Trust
2018-C6, 0.78% (WAC) due 11/10/51[3,7]	42,992,470	2,012,323
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 1.65% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38[2,3]	850,000	845,730
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.60% (WAC) due 06/15/51[3,7]	31,267,171	827,489
Life Mortgage Trust
2021-BMR, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38[2,3]	750,000	742,470
Motel Trust
2021-MTL6, 1.31% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 09/15/38[2,3]	500,000	499,849
BXHPP Trust
2021-FILM, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36[2,3]	500,000	494,029
KKR Industrial Portfolio Trust
2021-KDIP, 1.11% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[2,3]	187,500	185,737
Total Commercial Mortgage Backed Securities		11,260,131
Total Collateralized Mortgage Obligations
(Cost $75,977,457)		76,151,244
FOREIGN GOVERNMENT DEBT†† - 5.7%
Province of Nova Scotia
0.11% due 01/06/22[8]	CAD 15,365,000	12,154,361
State of Israel
5.50% due 01/31/22	ILS 14,020,000	4,536,779
0.75% due 07/31/22	ILS 13,640,000	4,418,730
Total Foreign Government Debt
(Cost $20,556,121)		21,109,870
SENIOR FLOATING RATE INTERESTS††,3 - 3.6%
Industrial - 1.1%
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	1,660,000	1,753,375
Berry Global, Inc.
1.86% (2 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	1,206,365	1,197,619
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	650,000	684,534
Filtration Group Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	346,268	342,913
Standard Industries, Inc.
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	256,100	256,208
Total Industrial		4,234,649
Technology - 0.7%
Emerald TopCo, Inc. (Press Ganey)
3.63% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	744,289	740,337
Dun & Bradstreet
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	694,737	691,513
VT TopCo, Inc.
4.50% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 08/01/25	551,809	550,661

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 3.6% (continued)
Technology - 0.7% (continued)
Boxer Parent Co., Inc.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	445,707	$442,587
Sabre GLBL, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	197,938	193,089
MACOM Technology Solutions Holdings, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	108,784	108,158
Total Technology		2,726,345
Consumer, Non-cyclical - 0.5%
Icon Luxembourg SARL
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	680,129	679,843
Pearl Intermediate Parent LLC
4.25% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	498,728	498,104
Agiliti
due 01/04/26	300,000	297,750
HCRX Investments HoldCo, LP
due 07/15/28†††	250,000	248,438
Total Consumer, Non-cyclical		1,724,135
Financial - 0.5%
Alliant Holdings Intermediate LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	677,290	670,036
Nexus Buyer LLC
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	297,722	296,072
USI, Inc.
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	296,134	293,650
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	247,436	245,117
HUB International Ltd.
2.87% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	197,954	195,525
Total Financial		1,700,400
Consumer, Cyclical - 0.4%
Stars Group (Amaya)
2.47% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	897,750	893,952
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	655,390	650,967
Total Consumer, Cyclical		1,544,919
Communications - 0.4%
Recorded Books, Inc.
4.10% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	750,000	748,657
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	694,560	690,566
Total Communications		1,439,223
Energy - 0.0%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	163,590	162,609
Total Senior Floating Rate Interests
(Cost $13,540,982)		13,532,280
Total Investments - 99.9%
(Cost $372,039,498)		$ 371,669,979
Other Assets & Liabilities, net - 0.1%		217,197
Total Net Assets - 100.0%		$ 371,887,176

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$28,300,000	$290,671	$213	$290,458
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly	05/04/26	7,000,000	90,626	287	90,339
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	3,000,000	(24,294)	298	(24,592)
								$357,003	$798	$356,205

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.85% (1 Month USD LIBOR + 0.75%)	At Maturity	01/11/22	90,978	$10,378,770	$84,610
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	1.25% (1 Month USD LIBOR + 1.15%)	At Maturity	01/12/22	21,550	2,458,424	2,586
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.64% (1 Month USD LIBOR + 0.55%)	At Maturity	01/12/22	30,150	3,439,512	1,507

							$16,276,706	$88,703

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Buy	2,743,000	761,099 USD	01/31/22	$124,424
UBS AG	CZK	Sell	9,135	417 USD	01/06/22	(1)
Barclays Bank plc	CZK	Sell	60,960,900	2,758,191 USD	04/19/22	(5,081)
Bank of America, N.A.	ILS	Sell	316,500	93,834 USD	01/31/22	(8,342)
Goldman Sachs International	ILS	Sell	2,426,500	718,461 USD	01/31/22	(64,886)
UBS AG	ILS	Sell	5,349,934	1,659,105 USD	08/01/22	(78,850)
Barclays Bank plc	CZK	Buy	60,960,900	2,854,870 USD	04/19/22	(91,598)
Goldman Sachs International	ILS	Sell	8,392,646	2,601,806 USD	08/01/22	(124,591)
JPMorgan Chase Bank, N.A.	CAD	Sell	15,365,000	12,009,067 USD	01/06/22	(145,543)
Barclays Bank plc	ILS	Sell	14,791,100	4,558,004 USD	01/31/22	(217,010)
						$(611,478)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of December 31, 2021.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $216,808,246 (cost $217,605,254), or 58.3% of total net assets.
3	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
4	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
5	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2021. See table below for additional step information for each security.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,566,304 (cost $3,549,184), or 1.0% of total net assets — See Note 6.
7	Security is an interest-only strip.
8	Rate indicated is the effective yield at the time of purchase.

BofA – Bank of America
CAD — Canadian Dollar
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$ 16,276,706	$ —	$ —	$ 16,276,706
Money Market Fund	15,870,933	—	—	15,870,933
Asset-Backed Securities	—	127,796,110	7,450,000	135,246,110
Corporate Bonds	—	93,482,836	—	93,482,836
Collateralized Mortgage Obligations	—	74,712,989	1,438,255	76,151,244
Foreign Government Debt	—	21,109,870	—	21,109,870
Senior Floating Rate Interests	—	13,283,842	248,438	13,532,280
Interest Rate Swap Agreements**	—	380,797	—	380,797
Forward Foreign Currency Exchange Contracts**	—	124,424	—	124,424
Fixed Income Index Swap Agreements**	—	88,703	—	88,703
Total Assets	$ 32,147,639	$ 330,979,571	$ 9,136,693	$ 372,263,903

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$ —	$ 24,592	$ —	$ 24,592
Forward Foreign Currency Exchange Contracts**	—	735,902	—	735,902
Unfunded Loan Commitments (Note 5)	—	—	201	201
Total Liabilities	$ —	$ 760,494	$ 201	$ 760,695

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at December 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 7,450,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	1,438,255	Model Price	Market Comparable Yields	2.6%	—
Senior Floating Rate Interests	248,438	Third Party Pricing	Vendor Price	—	—
Total Assets	$ 9,136,693
Liabilities:
Unfunded Loan Commitments	$ 201	Model Price	Purchase Price	—	—

Significant changes in a quote or market comparable yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2021, the Fund had securities with a total value of $3,436,693 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value of the period ended December 31, 2021:

	Assets				Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments

Beginning Balance	$ 8,550,000	$ 1,349,283	$ —	$ 9,899,283	(242)
(Sales, maturities and paydowns)/Fundings	(2,850,000)	(1,349,283)	—	(4,199,283)	—
Amortization of premiums/discounts	—	(3)	—	(3)	—
Total realized gains (losses) included in earnings	—	(631)	—	(631)	—
Total change in unrealized appreciation (depreciation) included in earnings	—	634	—	634	41
Transfers into Level 3	1,750,000	1,438,255	248,438	3,436,693	—
Ending Balance	$ 7,450,000	$ 1,438,255	$ 248,438	$ 9,136,693	$ (201)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2021	$ —	$ —	$ —	$ —	$ 41

Guggenheim Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Guggenheim Variable Insurance Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.9%
iShares Core U.S. Aggregate Bond ETF	36,794	$ 4,197,459
Total Exchange-Traded Funds
(Cost $4,269,496)		4,197,459
MONEY MARKET FUND† - 5.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	8,363,127	8,363,127
Dreyfus Treasury Obligations Cash Management Fund, 0.01%[1]	97,901	97,901
Total Money Market Fund
(Cost $8,461,028)		8,461,028
	Face Amount~
ASSET-BACKED SECURITIES†† - 38.0%
Collateralized Loan Obligations - 29.9%
ABPCI Direct Lending Fund CLO VII, LP
2021-7A, 1.94% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31[2,3]	2,750,000	2,750,002
Cerberus Loan Funding XXXVI, LP
2021-6A, 1.53% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33[2,3]	2,750,000	2,749,996
BCC Middle Market CLO LLC
2021-1A, 1.66% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33[2,3]	2,750,000	2,743,277
Lake Shore MM CLO III LLC
2021-2A, 1.60% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31[2,3]	2,700,000	2,699,995
Flagship CLO VIII Ltd.
2018-8A, 1.92% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	1,800,000	1,799,931
KVK CLO 2013-1 Ltd.
2017-1A, 1.58% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28[2,3]	1,750,000	1,749,291
BXMT Ltd.
2020-FL2, 1.32% (30 Day Average U.S. Secured Overnight Financing Rate + 1.26%, Rate Floor: 1.15%) due 02/15/38[3]	1,000,000	997,081
2020-FL3, 1.92% (30 Day Average U.S. Secured Overnight Financing Rate + 1.86%, Rate Floor: 1.75%) due 11/15/37[2,3]	750,000	750,086
Cerberus Loan Funding XXXIV, LP
2021-4A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 08/13/33[2,3]	1,657,928	1,657,323
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31[2,3]	1,250,000	1,250,243
Dryden 33 Senior Loan Fund
2020-33A, 1.12% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[2,3]	1,216,642	1,215,808
Palmer Square Loan Funding Ltd.
2021-2A, 1.56% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[2,3]	750,000	742,677
2019-3A, 1.01% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	333,919	333,786
Cerberus Loan Funding XXX, LP
2020-3A, 1.97% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[2,3]	1,000,000	1,004,945
Cerberus Loan Funding XXXII, LP
2021-2A, 1.74% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[2,3]	1,000,000	1,003,498
MidOcean Credit CLO VII
2020-7A, 1.16% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	1,000,000	999,988
ABPCI Direct Lending Fund CLO II LLC
2021-1A, 1.73% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[2,3]	1,000,000	999,901
CHCP Ltd.
2021-FL1, 1.22% (30 Day Average U.S. Secured Overnight Financing Rate + 1.16%, Rate Floor: 1.05%) due 02/15/38[2,3]	1,000,000	996,159

Guggenheim Variable Insurance Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 38.0% (continued)
Collateralized Loan Obligations - 29.9% (continued)
Golub Capital Partners CLO 36M Ltd.
2018-36A, 1.44% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	1,000,000	$995,954
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.42% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	850,000	848,342
Denali Capital CLO XI Ltd.
2018-1A, 1.26% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	819,277	819,282
Golub Capital Partners CLO 16 Ltd.
2021-16A, 1.73% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33[2,3]	750,000	751,415
Owl Rock CLO IV Ltd.
2021-4A, 1.74% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33[2,3]	750,000	750,720
Golub Capital Partners CLO 49M Ltd.
2021-49A, 1.63% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33[2,3]	750,000	750,554
Golub Capital Partners CLO 54M, LP
2021-54A, 1.65% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33[2,3]	750,000	750,483
Venture XIV CLO Ltd.
2020-14A, 1.21% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	750,000	750,051
Cerberus Loan Funding XXXV, LP
2021-5A, 1.63% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33[2,3]	750,000	749,323
Shackleton CLO Ltd.
2018-6RA, 1.14% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[2,3]	715,980	716,101
ABPCI Direct Lending Fund IX LLC
2021-9A, 1.52% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31[2,3]	700,000	699,999
LoanCore Issuer Ltd.
2018-CRE1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	500,000	500,000
2018-CRE1, 1.24% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[2,3]	104,700	104,778
GPMT Ltd.
2019-FL2, 1.40% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3]	580,974	580,635
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.83% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33[2,3]	500,000	502,211
Cerberus Loan Funding XXXIII, LP
2021-3A, 1.68% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33[2,3]	500,000	501,462
THL Credit Lake Shore MM CLO I Ltd.
2021-1A, 1.82% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33[2,3]	500,000	501,247
Cerberus Loan Funding XXVI, LP
2021-1A, 1.62% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/31[2,3]	500,000	500,547
Wellfleet CLO Ltd.
2020-2A, 1.19% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,3]	500,000	500,040
Golub Capital Partners CLO 33M Ltd.
2021-33A, 2.04% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33[2,3]	500,000	499,998

Guggenheim Variable Insurance Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 38.0% (continued)
Collateralized Loan Obligations - 29.9% (continued)
LCCM Trust
2021-FL3, 1.55% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38[2,3]	500,000	$499,668
Parliament CLO II Ltd.
2021-2A, 1.50% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32[2,3]	500,000	499,538
BRSP Ltd.
2021-FL1, 2.00% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38[2,3]	500,000	498,938
HERA Commercial Mortgage Ltd.
2021-FL1, 1.70% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38[2,3]	500,000	495,898
Avery Point VI CLO Ltd.
2021-6A, 1.04% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27[2,3]	302,090	301,857
Diamond CLO Ltd.
2021-1A, 1.32% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[2,3]	277,953	277,854
Marathon CLO V Ltd.
2017-5A, 1.03% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	264,891	264,768
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.20% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[2,3]	250,000	249,339
Newfleet CLO Ltd.
2018-1A, 1.08% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	178,813	178,721
BSPRT Issuer Ltd.
2018-FL4, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[3]	45,140	45,140
Wind River CLO Ltd.
2017-2A, 0.99% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	20,448	20,446
Total Collateralized Loan Obligations		42,549,296
Financial - 2.1%
Station Place Securitization Trust
2021-9, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 06/20/22†††,2,3	2,400,000	2,400,000
2021-15, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 09/26/22†††,2,3	300,000	300,000
Madison Avenue Secured Funding Trust Series
2021-1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 01/17/23[2,3]	350,000	350,000
Total Financial		3,050,000
Transport-Container - 1.3%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	936,250	916,621
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	280,000	272,206
2020-1A, 2.73% due 08/21/45[2]	215,662	216,173
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	458,440	447,636
Total Transport-Container		1,852,636
Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,226,385	1,214,763
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[2]	289,352	285,038
Total Net Lease		1,499,801
Transport-Aircraft - 1.0%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	821,948	798,029

Guggenheim Variable Insurance Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 38.0% (continued)
Transport-Aircraft - 1.0% (continued)
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	591,536	$579,397
Total Transport-Aircraft		1,377,426
Infrastructure - 0.9%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	1,250,000	1,283,985
Collateralized Debt Obligations - 0.9%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[2]	1,250,000	1,250,075
Whole Business - 0.8%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	693,000	700,637
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	500,000	490,131
Total Whole Business		1,190,768
Total Asset-Backed Securities
(Cost $54,135,193)		54,053,987
CORPORATE BONDS†† - 26.9%
Financial - 7.2%
Swedbank AB
0.85% due 03/18/24[2]	1,400,000	1,390,508
JPMorgan Chase & Co.
0.70% due 03/16/24[4]	1,250,000	1,246,946
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[2]	1,250,000	1,237,987
F&G Global Funding
0.90% due 09/20/24[2]	1,250,000	1,231,417
Ameriprise Financial, Inc.
3.00% due 04/02/25	900,000	939,509
Credit Suisse AG NY
0.44% (U.S. Secured Overnight Financing Rate Compounded Index + 0.39%) due 02/02/24[3]	800,000	797,827
Macquarie Group Ltd.
1.20% due 10/14/25[2,4]	650,000	644,289
Equinix, Inc.
1.45% due 05/15/26	650,000	637,100
CIT Group, Inc.
3.93% due 06/19/24[4]	600,000	619,454
Standard Chartered plc
1.32% due 10/14/23[2,4]	350,000	350,286
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	350,000	347,375
Nordea Bank Abp
1.12% (3 Month USD LIBOR + 0.94%) due 08/30/23[2,3]	250,000	252,657
GA Global Funding Trust
1.63% due 01/15/26[2]	200,000	198,349
Brighthouse Financial Global Funding
0.81% (U.S. Secured Overnight Financing Rate + 0.76%) due 04/12/24[2,3]	150,000	150,720
Iron Mountain, Inc.
5.00% due 07/15/28[2]	125,000	128,438
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	100,000	106,510
Total Financial		10,279,372
Industrial - 5.2%
Boeing Co.
1.95% due 02/01/24	1,200,000	1,213,617
1.43% due 02/04/24	650,000	649,007
Ryder System, Inc.
3.35% due 09/01/25	800,000	845,218
3.75% due 06/09/23	300,000	311,116
Graphic Packaging International LLC
0.82% due 04/15/24[2]	900,000	885,693
Teledyne Technologies, Inc.
0.65% due 04/01/23	650,000	646,581
CNH Industrial Capital LLC
1.95% due 07/02/23	630,000	638,197
Siemens Financieringsmaatschappij N.V.
0.65% due 03/11/24[2]	500,000	495,892
Berry Global, Inc.
0.95% due 02/15/24	450,000	445,950
TD SYNNEX Corp.
1.25% due 08/09/24[2]	350,000	346,032
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	350,000	341,446
Vontier Corp.
1.80% due 04/01/26[2]	300,000	295,230
Weir Group plc
2.20% due 05/13/26[2]	200,000	197,208
Jabil, Inc.
1.70% due 04/15/26	100,000	99,727
Total Industrial		7,410,914
Consumer, Non-cyclical - 4.1%
AmerisourceBergen Corp.
0.74% due 03/15/23	1,250,000	1,246,729
Illumina, Inc.
0.55% due 03/23/23	1,250,000	1,243,593
Triton Container International Ltd.
0.80% due 08/01/23[2]	350,000	346,549
2.05% due 04/15/26[2]	300,000	297,643
1.15% due 06/07/24[2]	300,000	295,722
Global Payments, Inc.
1.50% due 11/15/24	700,000	700,098
Element Fleet Management Corp.
1.60% due 04/06/24[2]	650,000	650,520

Guggenheim Variable Insurance Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 26.9% (continued)
Consumer, Non-cyclical - 4.1% (continued)
Stryker Corp.
3.38% due 05/15/24	250,000	$262,355
CVS Health Corp.
4.00% due 12/05/23	250,000	261,739
Bunge Limited Finance Corp.
3.00% due 09/25/22	200,000	203,146
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	153,187
Block, Inc.
2.75% due 06/01/26[2]	100,000	100,119
Total Consumer, Non-cyclical		5,761,400
Utilities - 3.4%
CenterPoint Energy Resources Corp.
0.67% (3 Month USD LIBOR + 0.50%) due 03/02/23[3]	1,350,000	1,346,856
NextEra Energy Capital Holdings, Inc.
0.59% (U.S. Secured Overnight Financing Rate Compounded Index + 0.54%) due 03/01/23[3]	1,250,000	1,251,889
Alexander Funding Trust
1.84% due 11/15/23[2]	650,000	652,207
Atmos Energy Corp.
0.63% due 03/09/23	650,000	647,506
ONE Gas, Inc.
1.10% due 03/11/24	650,000	646,459
OGE Energy Corp.
0.70% due 05/26/23	250,000	248,847
Total Utilities		4,793,764
Technology - 2.9%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	1,250,000	1,230,496
HCL America, Inc.
1.38% due 03/10/26[2]	1,000,000	973,173
Microchip Technology, Inc.
2.67% due 09/01/23	720,000	735,332
Infor, Inc.
1.45% due 07/15/23[2]	690,000	692,092
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	550,000	563,533
Total Technology		4,194,626
Communications - 2.5%
NTT Finance Corp.
0.58% due 03/01/24[2]	1,250,000	1,235,496
eBay, Inc.
1.40% due 05/10/26	650,000	640,014
Netflix, Inc.
5.50% due 02/15/22	450,000	452,475
ViacomCBS, Inc.
4.75% due 05/15/25	300,000	329,004
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	300,000	304,704
T-Mobile USA, Inc.
2.63% due 04/15/26	200,000	201,000
2.25% due 02/15/26	100,000	100,250
Level 3 Financing, Inc.
5.38% due 05/01/25	250,000	255,441
Total Communications		3,518,384
Energy - 0.9%
Valero Energy Corp.
1.20% due 03/15/24	650,000	646,196
Phillips 66
0.90% due 02/15/24	650,000	645,175
Total Energy		1,291,371
Basic Materials - 0.4%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	300,000	310,531
Carpenter Technology Corp.
4.45% due 03/01/23	250,000	256,186
Total Basic Materials		566,717
Consumer, Cyclical - 0.3%
Hyatt Hotels Corp.
1.80% due 10/01/24	450,000	450,401
Total Corporate Bonds
(Cost $38,442,805)		38,266,949
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.9%
Residential Mortgage-Backed Securities - 17.1%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[2,3]	1,042,248	1,033,496
2020-RPL5, 3.02% (WAC) due 08/25/60[2,3]	593,385	596,636
2020-NQM1, 1.21% due 05/25/65[2,5]	519,696	518,270
2021-RPL4, 1.80% (WAC) due 12/27/60[2,3]	457,049	456,968
2021-RPL7, 1.93% (WAC) due 07/27/61[2,3]	338,360	334,712
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	1,000,000	999,273
2020-T3, 1.32% due 10/15/52[2]	450,000	449,782
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 0.28% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.28%) due 11/25/36[3]	1,343,755	1,323,217
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,5]	600,631	595,001
2021-GS4, 1.65% due 11/25/60[2,5]	467,009	461,319
2021-GS2, 1.75% due 04/25/61[2,5]	227,534	225,551
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,5]	726,982	723,816
2020-1, 2.42% due 01/25/60[2,5]	208,033	208,526

Guggenheim Variable Insurance Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.9% (continued)
Residential Mortgage-Backed Securities - 17.1% (continued)
2019-4, 2.64% due 11/25/59[2,5]	197,187	$199,085
2021-3, 1.44% (WAC) due 06/25/66[2,3]	122,391	120,911
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	1,250,000	1,249,774
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,5]	440,438	434,708
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	222,262	221,942
2021-HE1, 0.90% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[2,3]	210,347	210,208
2021-HE2, 0.90% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 11/25/69[2,3]	118,531	118,458
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	478,026	490,261
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	452,986	469,716
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,5]	939,499	928,688
PRPM LLC
2021-5, 1.79% due 06/25/26[2,5]	607,897	602,022
2021-8, 1.74% (WAC) due 09/25/26[2,3]	319,904	316,025
Home Equity Loan Trust
2007-FRE1, 0.29% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	810,199	784,950
Soundview Home Loan Trust
2006-OPT5, 0.24% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	659,043	649,361
2006-1, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[3]	132,269	132,265
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[3]	703,950	703,349
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	364,757	372,428
2017-5, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	280,523	280,378
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,5]	601,104	595,562
HarborView Mortgage Loan Trust
2006-14, 0.25% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	616,337	582,716
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.73% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	566,727	564,933
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.67% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[3]	558,281	558,186
NovaStar Mortgage Funding Trust Series
2007-2, 0.30% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	559,081	550,103
FKRT
2.21% due 11/30/58†††,6	550,000	545,545
ZH Trust
2021-2, 2.35% due 10/17/27[2]	250,000	248,072
2021-1, 2.25% due 02/18/27[2]	250,000	246,180
Countrywide Asset-Backed Certificates
2006-6, 0.44% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[3]	450,333	449,198

Guggenheim Variable Insurance Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.9% (continued)
Residential Mortgage-Backed Securities - 17.1% (continued)
LSTAR Securities Investment Ltd.
2021-1, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[3,6]	269,231	$270,000
2021-2, 1.80% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[3,6]	155,696	156,149
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31[2,3]	417,992	417,238
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60[2,3]	408,869	410,532
New Residential Advance Receivables Trust
2020-APT1, 1.04% due 12/16/52[2]	350,000	350,019
CSMC Series
2014-2R, 0.29% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	331,469	328,312
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[3,6]	303,742	304,994
CIT Mortgage Loan Trust
2007-1, 1.45% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	256,203	257,312
2007-1, 1.55% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	24,844	24,918
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	259,339	260,159
FBR Securitization Trust
2005-2, 0.85% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[3]	243,817	243,820
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.75% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[3]	225,139	225,026
Structured Asset Investment Loan Trust
2005-2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[3]	133,970	133,229
2005-1, 0.82% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[2,3]	29,857	29,865
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60[2,3]	158,407	157,377
Citigroup Mortgage Loan Trust
2007-WFH2, 0.70% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 03/25/37[3]	142,900	142,763
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	54,260	54,243
Total Residential Mortgage-Backed Securities		24,317,547
Commercial Mortgage Backed Securities - 2.8%
BX Commercial Mortgage Trust
2021-VOLT, 1.76% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36[2,3]	1,250,000	1,238,960
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.09% (WAC) due 02/15/50[3,7]	23,342,419	991,824
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62[3,7]	9,920,563	435,088
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 1.65% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38[2,3]	350,000	348,242
Life Mortgage Trust
2021-BMR, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38[2,3]	350,000	346,486
Motel Trust
2021-MTL6, 1.31% (1 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 09/15/38[2,3]	250,000	249,925
BXHPP Trust
2021-FILM, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36[2,3]	250,000	247,014

Guggenheim Variable Insurance Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.9% (continued)
Commercial Mortgage Backed Securities - 2.8% (continued)
KKR Industrial Portfolio Trust
2021-KDIP, 1.11% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[2,3]	187,500	$185,737
Total Commercial Mortgage Backed Securities		4,043,276
Total Collateralized Mortgage Obligations
(Cost $28,313,064)		28,360,823
SENIOR FLOATING RATE INTERESTS††,3 - 3.5%
Industrial - 1.2%
SkyMiles IP Ltd.
4.75% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/20/27	600,000	633,750
Berry Global, Inc.
1.86% (2 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 07/01/26	580,843	576,631
Mileage Plus Holdings LLC
6.25% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	300,000	315,939
Filtration Group Corp.
3.10% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	148,401	146,963
Standard Industries, Inc.
3.00% (3 Month USD LIBOR + 2.50%, Rate Floor: 3.00%) due 09/22/28	96,038	96,078
Total Industrial		1,769,361
Technology - 0.7%
Dun & Bradstreet
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	297,744	296,363
Emerald TopCo, Inc. (Press Ganey)
3.63% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/24/26	297,716	296,135
Boxer Parent Co., Inc.
3.97% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/02/25	247,995	246,259
Sabre GLBL, Inc.
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	98,969	96,544
MACOM Technology Solutions Holdings, Inc.
2.35% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	54,392	54,079
Total Technology		989,380
Financial - 0.6%
Alliant Holdings Intermediate LLC
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 05/09/25	297,710	294,521
Nexus Buyer LLC
3.85% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	148,861	148,036
Focus Financial Partners LLC
2.10% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	148,462	147,070
USI, Inc.
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	148,067	146,825
HUB International Ltd.
2.87% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	98,977	97,763
Total Financial		834,215
Consumer, Cyclical - 0.5%
Stars Group (Amaya)
2.47% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/21/26	349,125	347,648
Power Solutions (Panther)
3.35% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/30/26	305,849	303,785
Total Consumer, Cyclical		651,433
Consumer, Non-cyclical - 0.3%
Icon Luxembourg SARL
2.75% (3 Month USD LIBOR + 2.25%, Rate Floor: 2.75%) due 07/03/28	272,051	271,937
Outcomes Group Holdings, Inc.
3.60% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	99,233	97,918
Total Consumer, Non-cyclical		369,855
Communications - 0.2%
Internet Brands, Inc.
3.60% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/13/24	297,668	295,957

Guggenheim Variable Insurance Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 3.5% (continued)
Energy - 0.0%
ITT Holdings LLC
3.25% (1 Month USD LIBOR + 2.75%, Rate Floor: 3.25%) due 07/10/28	65,835	$65,440
Total Senior Floating Rate Interests
(Cost $4,980,625)		4,975,641

FOREIGN GOVERNMENT DEBT†† - 2.7%
State of Israel
0.75% due 07/31/22	ILS 6,090,000	1,972,879
5.50% due 01/31/22	ILS 5,850,000	1,893,021
Total Foreign Government Debt
(Cost $3,689,191)		3,865,900
Total Investments - 99.8%
(Cost $142,291,402)		$ 142,181,787
Other Assets & Liabilities, net - 0.2%		236,069
Total Net Assets - 100.0%		$ 142,417,856

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$9,700,000	$99,629	$186	$99,443
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.00%	Quarterly	05/04/26	4,000,000	51,786	275	51,511
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	1,300,000	(10,527)	286	(10,813)
								$140,888	$747	$140,141

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.86% (1 Month USD LIBOR + 0.76%)	At Maturity	01/13/22	13,497	$1,539,738	$16,872
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	0.86% (1 Month USD LIBOR + 0.76%)	At Maturity	01/12/22	13,497	1,539,738	16,871
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	Receive	1.25% (1 Month USD LIBOR + 1.15%)	At Maturity	01/12/22	9,800	1,117,984	1,176

							$4,197,460	$34,919

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	ILS	Buy	1,149,950	319,076 USD	01/31/22	$52,163
UBS AG	CZK	Sell	4,140	189 USD	01/06/22	(1)
Barclays Bank plc	CZK	Sell	27,627,600	1,250,018 USD	04/19/22	(2,303)
Bank of America, N.A.	ILS	Sell	316,500	93,833 USD	01/31/22	(8,342)
Goldman Sachs International	ILS	Sell	833,450	247,087 USD	01/31/22	(21,976)
UBS AG	ILS	Sell	2,387,824	740,505 USD	08/01/22	(35,193)
Barclays Bank plc	CZK	Buy	27,627,600	1,293,833 USD	04/19/22	(41,512)
Goldman Sachs International	ILS	Sell	3,747,976	1,161,911 USD	08/01/22	(55,640)
Barclays Bank plc	ILS	Sell	6,171,750	1,902,232 USD	01/31/22	(90,195)
						$(202,999)

Guggenheim Variable Insurance Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Rate indicated is the 7-day yield as of December 31, 2021.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $85,193,500 (cost $85,450,331), or 59.8% of total net assets.
3	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
4	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
5	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2021. See table below for additional step information for each security.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,276,688 (cost $1,278,619), or 0.9% of total net assets — See Note 6.
7	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
ILS — Israeli New Shekel
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$ 4,197,459	$ —	$ —	$ 4,197,459
Money Market Fund	8,461,028	—	—	8,461,028
Asset-Backed Securities	—	51,353,987	2,700,000	54,053,987
Corporate Bonds	—	38,266,949	—	38,266,949
Collateralized Mortgage Obligations	—	27,815,278	545,545	28,360,823
Senior Floating Rate Interests	—	4,975,641	—	4,975,641
Foreign Government Debt	—	3,865,900	—	3,865,900
Interest Rate Swap Agreements**	—	150,954	—	150,954
Forward Foreign Currency Exchange Contracts**	—	52,163	—	52,163
Fixed Income Index Swap Agreements**	—	34,919	—	34,919
Total Assets	$ 12,658,487	$ 126,515,791	$ 3,245,545	$ 142,419,823

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$ —	$ 10,813	$ —	$ 10,813
Forward Foreign Currency Exchange Contracts**	—	255,162	—	255,162
Total Liabilities	$ —	$ 265,975	$ —	$ 265,975

** This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Variable Insurance Strategy Fund III Schedule of Investments (Unaudited)	December 31, 2021

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at December 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 2,700,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	545,545	Model Price	Market Comparable Yields	2.6%	—
Total Assets	$ 3,245,545

Significant changes in a quote or market comparable yield would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2021, the Fund had securities with a total value of $845,545 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2021:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets

Beginning Balance	$3,650,000	$631,943	$4,281,943
(Sales, maturities and paydowns)/Fundings	(1,250,000)	(631,943)	(1,881,943)
Total realized gains (losses) included in earnings	—	(297)	(297)
Total change in unrealized appreciation (depreciation) included in earnings	—	297	297
Transfers into Level 3	300,000	545,545	845,545
Ending Balance	$2,700,000	$545,545	$3,245,545
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2021	$—	$—	$—

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/26/24	5.62%	09/26/25
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/26/24	5.75%	05/26/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/26/24	5.65%	08/26/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/26/24	5.75%	04/26/25
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/26/24	5.67%	08/26/25
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/26/24	6.12%	06/26/25
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/26/24	5.79%	06/26/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the New York Stock Exchange ("NYSE").

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day's spreads.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closedend fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At December 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$382,313,043	$2,269,434	$(2,747,163)	$(477,729)
Guggenheim Strategy Fund III	372,039,498	2,109,346	(2,645,435)	(536,089)
Guggenheim Variable Insurance Strategy Fund III	142,291,402	746,963	(884,517)	(137,554)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of December 31, 2021. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of December 31, 2021, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Guggenheim Strategy Fund III
	VT TopCo, Inc.	08/01/25	$96,809	$201

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	$303,698	$304,994
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	906,723	931,719
	FKRT
	2.21% due 11/30/58	09/24/21	1,549,985	1,537,445
	LSTAR Securities Investment Ltd.
	2021-2, 1.80% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	506,012	507,485
	LSTAR Securities Investment Ltd.
	2021-1, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	538,461	540,000
			$3,804,879	$3,821,643
Guggenheim Strategy Fund III
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	303,698	304,994
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	906,723	931,719
	FKRT
	2.21% due 11/30/58	09/24/21	1,449,986	1,438,255
	LSTAR Securities Investment Ltd.
	2021-1, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	538,461	540,000
	LSTAR Securities Investment Ltd.
	2021-2, 1.80% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	350,316	351,336
			$3,549,184	$3,566,304
Guggenheim Variable Insurance Strategy Fund III
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	303,698	304,994
	FKRT
	2.21% due 11/30/58	09/24/21	549,995	545,545
	LSTAR Securities Investment Ltd.
	2021-2, 1.80% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	155,696	156,149
	LSTAR Securities Investment Ltd.
	2021-1, 1.90% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	269,230	270,000
			$1,278,619	$1,276,688

1	Variable rate security. Rate indicated is the rate effective at December 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 7 – COVID-19

The outbreak of COVID-19 and the recovery response causes at times disruption to consumer demand, economic output, and supply chains. There are still travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded to this situation with significant fiscal and monetary policy changes. These include providing direct capital infusions into companies, introducing new monetary programs, and considerably lowering interest rates. In some cases, these responses resulted in negative interest rates and higher inflation. Recently, the U.S. and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Funds' investments and the performance of the Funds. These actions also contribute to a risk that asset prices have a higher degree of correlation than historically seen across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.